FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL RISK MANAGEMENT [Abstract]
Fixed-Rate and Floating-Rate Financial Assets and Liabilities
The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2024 and 2023:

	Financial assets		Financial liabilities
	2024	2023	2024 (1)	2023 (2)
Fix interest rate	271,609,495	467,260,631	566,132,461	989,588,087
Variable interest rate	17,716,933	4,080,178	-	-
Total	289,326,428	471,340,809	566,132,461	989,588,087
(1)	Includes 2031 Notes. For further information see Note 13 to the Consolidated Financial Statements.
(2)	Includes 2018 Notes. For further information see Note 13 to the Consolidated Financial Statements.

Current and Non-Current Sales Receivables
As of December 31, 2024 and 2023, current and non-current sales receivables, net of allowance for doubtful accounts, amounted to:

	2024	2023
Current trade receivables	156,318,243	111,284,256
Allowances for doubtful accounts (1)	(301,770)	(657,145)
Total	156,016,473	110,627,111
(1)	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).

Major Customers
In the ordinary course of business, the Company provides natural gas transportation services mainly to natural gas distribution companies, CAMMESA and Pampa Energía. The amounts of revenues made to the principal customers to which Natural Gas Transportation services were provided in the years ended December 31, 2024, 2023 and 2022 and the revenues receivable balances (net of allowances) as of December 31, 2024 and 2023 are set forth below:

	2024		2023		2022
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
MetroGAS	113,619,394	13,033,790	52,956,427	3,216,147	70,225,756
Camuzzi Gas Pampeana S.A.	84,337,807	9,716,865	39,350,617	2,365,244	52,002,664
Naturgy Argentina	68,778,244	8,436,333	32,038,698	2,059,127	42,627,598
CAMMESA	35,418,327	9,213,758	19,266,336	3,187,698	25,736,270
Pampa Energía	17,086,616	2,253,966	7,536,340	578,565	9,978,132
Camuzzi Gas del Sur S.A.	20,456,659	2,339,822	9,771,707	145,085	12,320,110

The amounts of Liquids Production and Commercialization revenues made to major customers during the years ended December 31, 2024, 2023 and 2022 and revenues receivable balances (net of allowances) as of December 31, 2024 and 2023 are set forth below:

	2024		2023		2022
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
PBB Polisur	136,799,988	13,770,395	219,991,441	16,318,300	173,532,947
Geogas Trading S.A.	24,139,860	-	18,135,161	-	24,877,680
YPF	15,426,368	1,171,556	10,591,489	194,191	17,622,408
Petrobras Global Trading BV	8,412,581	-	4,152,820	4,152,820	1,901,593
Trafigura Beheer	77,917,255	5,514,642	90,033,255	6,725,928	108,289,447
Pampa Energía	16,099,079	2,377,690	18,740,254	1,407,443	24,299,050

The amounts of Midstream revenues made to major customers during the years ended December 31, 2024, 2023 and 2022 and revenues receivable balances (net of allowances) as of December 31, 2024 and 2023 are set forth below:

	2024		2023		2022
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
Tecpetrol	20,728,296	3,890,477	25,289,029	3,677,427	18,448,921
Exxomobil Exploration	11,158,951	1,536,303	11,586,808	1,932,210	11,075,715
YPF	25,320,969	5,145,765	28,150,424	8,201,398	29,012,777
Vista Energy	7,852,914	1,528,803	4,485,314	1,052,351	1,596,493
Pluspetrol	39,036,630	7,042,032	26,921,717	6,042,231	17,892,760
Pampa Energía	49,595,319	8,544,281	38,397,233	9,201,069	26,941,028

Maturities of Financial Assets
Below is a detail of the maturities of the financial assets included in (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables, and (iv) other receivables as of December 31, 2024 and 2023:

	December 31, 2024
	Cash and cash equivalents	Financial assets	Credits (1) (2)
Without specified maturity	59,973,684	464,955,449	28,714
With specified maturity
Overdue
Until el 12-31-2023	-	-	3,272,641
From 01-01-24 to 03-31-24	-	-	-
From 04-01-24 to 06-30-24	-	-	-
From 07-01-24 to 09-30-24	-	-	325,537
From 10-01-24 to 12-31-24	-	-	20,632,187
Total overdue	-	-	24,230,365

Non-due
From 01-01-25 to 03-31-25	-	240,634,495	143,842,758
From 04-01-25 to 06-30-25	-	-	1,853
From 07-01-25 to 09-30-25	-	-	48,767
From 10-01-25 to 12-31-25	-	30,975,000	22,358
During 2026	-	-	427,896
During 2027	-	-	-
During 2028	-	-	-
From 2029 onwards	-	-	-

Total non-due	-	271,609,495	144,343,632
Total with specified maturity	-	271,609,495	168,573,997
Total	59,973,684	736,564,944	168,602,711
(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

	December 31, 2023
	Cash and cash equivalents	Financial assets	Credits (1) (2)
Without specified maturity	14,370,655	473,717,157	28,144
With specified maturity
Overdue
Until 12-31-2022	-	-	940,878
From 01-01-23 to 03-31-23	-	-	211
From 04-01-23 to 06-30-23	-	-	459
From 07-01-23 to 09-30-23	-	-	20,640
From 10-01-23 to 12-31-23	-	-	6,766,981
Total overdue	-	-	7,729,169

Non-due
From 01-01-24 to 03-31-24	-	220,547,718	98,788,606
From 04-01-24 to 06-30-24	-	8,771,277	16,286,964
From 07-01-24 to 09-30-24	-	-	16,051
From 10-01-24 to 12-31-24	-	46,116	21,700
During 2025	-	233,423,073	42,662
During 2026	-	-	-
During 2027	-	-	-
2028 onwards	-	-	-

Total non-due	-	462,788,184	115,155,983
Total with specified maturity	-	462,788,184	122,885,152
Total	14,370,655	936,505,341	122,913,296
(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

Maturities of Financial Liabilities
Below is a detail of the maturities of the Company’s financial liabilities corresponding to: commercial debts, remunerations, other debts and financial debts as of December 31, 2024 and 2023. The amounts presented in the tables represent contractual undiscounted cash flows and, therefore, do not correspond to the amounts presented in the statement of financial position. These estimates are made on the basis of information available at the end of each year and may not reflect actual amounts in the future. Therefore, the amounts shown are provided for illustrative purposes only:

	December 31, 2024
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until el 12-31-2023	-	522,090	-
From 01-01-24 to 03-31-24	-	311	-
From 04-01-24 to 06-30-24	-	311	-
From 07-01-24 to 09-30-24	-	311	-
From 10-01-24 to 12-31-24	-	311	-
Total overdue	-	523,334	-

Non-due
From 01-01-25 to 03-31-25	50,242,959	118,427,943	2,124,119
From 04-01-25 to 06-30-25	22,308,860	933,245	2,124,119
From 07-01-25 to 09-30-25	21,491,400	-	2,124,119
From 10-01-25 to 12-31-25	-	-	2,124,119
During 2026	42,982,800	-	5,432,723
During 2027	42,982,800	-	866,831
During 2028	677,611,200	-	-
From 2029 onwards	-	-	-
Total non-due	857,620,019	119,361,188	14,796,030
Total with specified maturity	857,620,019	119,884,522	14,796,030
Total	857,620,019	119,884,522	14,796,030

	December 31, 2023
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2022	-	1,080,571	-
From 01-01-23 to 03-31-23	-	677	-
From 04-01-23 to 06-30-23	-	677	-
From 07-01-23 to 09-30-23	-	677	-
From 10-01-23 to 12-31-23	-	677	1,327,128
Total overdue	-	1,083,279	1,327,128

Non-due
From 01-01-24 to 03-31-24	47,719,339	100,449,627	3,604,121
From 04-01-24 to 06-30-24	60,596,588	228,584	3,604,121
From 07-01-24 to 09-30-24	260,323	-	3,604,121
From 10-01-24 to 12-31-24	62,766,409	-	3,604,121
During 2025	954,060,887	-	14,494,314
During 2026	-	-	9,267,794
During 2027	-	-	1,478,744
2028 onwards	-	-	-
Total non-due	1,125,403,546	100,678,211	39,657,336
Total with specified maturity	1,125,403,546	101,761,490	40,984,464
Total	1,125,403,546	101,761,490	40,984,464

Gearing Ratio
During the years ended December 31, 2024 and 2023, the gearing ratio was as follows:

	2024	2023
Total debt (Note 13)	580,109,631	1,027,078,808
Total equity	2,233,512,179	1,863,348,684
Total capital	2,813,621,810	2,890,427,492
Gearing Ratio	0.21	0.36

Categories of Financial Assets and Liabilities
The categorization of financial assets and liabilities as of December 31, 2024 and 2023 is included below:

	December 31, 2024
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	156,016,473	156,016,473
Other receivables	-	11,862,574	11,862,574
Financial assets at amortized cost	-	271,609,495	271,609,495
Financial assets at fair value through profit or loss	464,955,449	-	464,955,449
Cash and cash equivalents	17,716,933	42,256,751	59,973,684
Total current assets	482,672,382	481,745,293	964,417,675

NON-CURRENT ASSETS
Other receivables	-	421,894	421,894
Total non-current assets	-	421,894	421,894
Total assets	482,672,382	482,167,187	964,839,569

	Financial liabilities at fair value	Financial liabilities at amortized Cost	Total
CURRENT LIABILITIES
Trade payables	-	76,722,524	76,722,524
Loans	-	78,396,382	78,396,382
Payroll and social security taxes payables	-	16,100,693	16,100,693
Other payables	-	243,983	243,983
Total current liabilities	-	171,463,582	171,463,582

NON-CURRENT LIABILITIES
Loans	-	501,713,249	501,713,249
Total non-current liabilities	-	501,713,249	501,713,249
Total liabilities	-	673,176,831	673,176,831

	December 31, 2023
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	110,627,111	110,627,111
Other receivables	-	11,597,494	11,597,494
Financial assets at amortized cost	-	229,365,109	229,365,109
Financial assets at fair value through profit or loss	473,717,157	-	473,717,157
Cash and cash equivalents	4,472,780	9,897,875	14,370,655
Total current assets	478,189,937	361,487,589	839,677,526

NON-CURRENT ASSETS
Other receivables	-	31,546	31,546
Financial assets measured at amortized cost	-	233,423,075	233,423,075
Total non-current assets	-	233,454,621	233,454,621
Total assets	478,189,937	594,942,210	1,073,132,147

	Financial liabilities at fair value	Financial liabilities at amortized cost	Total
CURRENT LIABILITIES
Trade payables	-	90,857,949	90,857,949
Loans	-	131,893,312	131,893,312
Payroll and social security taxes payables	-	10,745,851	10,745,851
Other payables	-	161,960	161,960
Total current liabilities	-	233,659,072	233,659,072

NON-CURRENT LIABILITIES
Loans	-	895,185,496	895,185,496
Total non-current liabilities	-	895,185,496	895,185,496
Total liabilities	-	1,128,844,568	1,128,844,568

Fair Value of Financial Assets and Liabilities
The tables below show different assets at their fair value classified by hierarchy as of December 31, 2024 and 2023:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	17,716,933	-	-	17,716,933
Financial assets at fair value through profit or loss	464,955,449	-	-	464,955,449
Total	482,672,382	-	-	482,672,382

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	4,472,780	-	-	4,472,780
Financial assets at fair value through profit or loss	473,717,157	-	-	473,717,157
Total	478,189,937	-	-	478,189,937

The estimated fair value of Non-current loans is estimated based on quoted market prices. The following table reflects the carrying amount and estimated fair value of the 2031 Notes at December 31, 2024, based on their quoted market price:

	As of December 31, 2024
	Carrying amount	Fair value
2031 Notes	514,170,137	528,840,144